Reclassifications out of AOCI (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ (235,463)	$ (159,778)		$ 11,685		$ (240,702)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		71,571	168,111		(254,394)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(4,114)	(1,382)		(2,007)
Total other comprehensive (loss) income attributable to shareholders		75,685	169,493		(252,387)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			(5,637)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax		0	0		1,970		178	[1]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		0	0		1,703	[1]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0	0		(89)	[1]
Total other comprehensive (loss) income attributable to shareholders		0	0		1,792
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax		(6,813)	(4,204)	[2]	(6,742)	[2]	(2,355)	[2]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	[2]	1,505	3,920		(2,291)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[2]	4,114	1,382		2,096
Total other comprehensive (loss) income attributable to shareholders		(2,609)	2,538		(4,387)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax		(228,650)	(155,574)	[3]	16,457	[3]	$ (238,525)	[3]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	[3]	(73,076)	(172,031)		254,982
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[3]	0	0		0
Total other comprehensive (loss) income attributable to shareholders		$ (73,076)	(172,031)		$ 254,982
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[4]		$ (1,970)

[1]	Realized gain (loss) on available for sale securities is reported in the Interest income and miscellaneous expense line of the ConsolidatedStatements of Income for fiscal 2018
[2]	Amortization (gain) of defined benefit plan items are reported in the Interest income and miscellaneous expense line of our Consolidated Statements of Income.
[3]	The effective portion of gain or loss on net debt designated as non-derivative net investment hedging instruments is recognized in Accumulated Other Comprehensive Income and is reclassified to income in the same period when a gain or loss related to the net investment is included in income.
[4]	As a result of the adoption of ASC 2016-01 we recorded a cumulative effect adjustment to our opening fiscal 2019 retained earnings balance that increased retained earnings and decreased accumulated other comprehensive income. See Note 1 titled, "Nature of Operations and Summary of Significant Accounting Policies" for further details.